PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022
PROPERTY AND EQUIPMENT
Schedule Of Property And Equipment
	Useful lives	November 30, 2022	August 31, 2022
Software and computer equipment	5 years	$635,555	$652,892
Furniture and fixtures and other equipment	3 years	2,960	2,960
Total property and equipment		638,515	655,852
Less accumulated depreciation		(425,721)	(411,219)
Total property and equipment, net		$212,794	$244,633

	Useful lives	August 31, 2022	August 31, 2021
Software and computer equipment	5 years	$652,892	$386,489
Furniture and fixtures and other equipment	5 years	2,960	2,960
Leasehold improvements		-	1,680
Total property and equipment		655,852	391,129
Less accumulated depreciation		(411,219)	(272,061)
Total property and equipment, net		$244,633	$119,068